Finance and other expenses (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Finance And Other Expenses [Abstract]
Summary of Finance and Other Expenses
	Year ended December 31,
	2021	2020	2019
	£000s	£000s	£000s
Lease liability interest expense	8	16	33
Net foreign exchange losses	44	307	130
Total Finance and other expenses	52	323	163